ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassification out of Accumulated Comprehensive Loss - 10K (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015	[2]	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance					$ (245.3)	[1]	$ (243.2)		$ (243.2)		$ (149.8)		$ (208.2)
Change in fair value, net of tax	$ 0.2	[2]	$ (0.1)		(0.7)	[2]	(2.0)	[2]	(1.6)	[3]	(3.7)	[3]	1.5	[3]
Ending Balance	$ (236.9)				(236.9)				(245.3)	[1]	(243.2)		(149.8)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax, Portion Attributable to Parent [Abstract]
Reclassifications into earnings - tax expense (benefit)									1.0
Change in fair - tax expense (benefit)									(2.0)
Deferred Gain (Loss) - Hedging [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance					(3.8)		(2.2)		(2.2)		1.5		0.0
Ending Balance									(3.8)		(2.2)		$ 1.5
Deferred Gain (Loss) - Hedging [Member] | Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance					$ (3.8)		$ (2.2)		(2.2)
Ending Balance									(3.8)		$ (2.2)
Deferred Gain (Loss) - Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Reclassifications into earnings, net of tax									1.6
Change in fair value, net of tax									$ (3.2)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.
[2]	Net of tax expense (benefit) of $0.1 million and nil for the three months ended June 30, 2016 and 2015, respectively, and $(0.4) million and $(1.2) million for the six months ended June 30, 2016 and 2015, respectively.
[3]	Net of tax (benefit) expense of $(1.0) million, $(2.3) million and $1.0 million for 2015, 2014 and 2013, respectively.